Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [Abstract]
Property, plant and equipment
11. Property, plant and equipment

	Computer Equipment $’000	Office Equipment $’000	Medical Devices $’000	ROU Assets $’000	Total $’000
Cost
At January 1, 2022	55	8	38	—	101
Additions	67	—	—	—	67
Exchange difference	(3)	—	(2)	—	(5)
At December 31, 2022	119	8	36	—	163

Accumulated Depreciation
At January 1, 2022	9	1	9	—	19
Charge for the year	28	2	17	—	47
Exchange difference	—	—	—	—	—
At December 31, 2022	37	3	26	—	66

Net Book Amount
At December 31, 2022	82	5	10	—	97

Cost
At January 1, 2023	119	8	36	—	163
Additions	90	10	—	1,179	1,279
Exchange difference	(1)	(2)	—	19	16
At December 31, 2023	208	16	36	1,198	1,458

Accumulated Depreciation
At January 1, 2023	37	3	26	—	66
Charge for the year	54	5	9	247	315
Exchange difference	2	—	1	5	8
At December 31, 2023	93	8	36	252	389

Net Book Amount
At December 31, 2023	115	8	—	946	1,069

Depreciation expense of $35 thousand (2022: $33 thousand, 2021: $15 thousand) has been charged in research and development expenses and $0.3 million (2022: $14 thousand, 2021: $4 thousand) in general and administration expenses.

The increase in property, plant and equipment was due to a lease for office space which the Group entered into in the year ended December 31, 2023. The term of the lease is four years and nine months and annual cash flows associated with it are $0.3 million.